Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Significant Accounting Policies [Line Items]
Allowance for credit losses on marketable securities
Allowance for credit losses on available-for-sale marketable securities			$ 93
Inventory write off	$ 4,411	4,607	22,001
Useful life of the equipment on lease	49 years
Additional term	49 years
Operating segment (in Segment) | Segment	1
Impairment loss			1,118
Provisions for estimated sales returns	$ 1,225	1,243
Contract liabilities	1,529	2,357
Revenues	2,339
Remaining performance obligations	1,899
Deferred contract acquisition costs	680
Sales and marketing expense	50
Service contract amount	10,338	10,073
Amortization expenses	$ 1,365	1,366
Percentage of exercise factor	150.00%
Percentage of share-based compensation to other employees	100.00%
Option contracts amounted	$ 1,348
Maximum tax benefit	50.00%
Allowance for credit loss	$ 9,746	9,243
Provision allowance for credit loss amount	2,154	4,299
Write-off amount	1,651	283
Trade receivables sold to financial institutions	313	2,739	2,262
Financial expenses related to factoring arrangements	$ 24	340	356
Monthly deposits rate	8.33%
Severance expenses	$ 2,874	$ 3,066	$ 3,144
Anti-dilutive effect (in Shares) | shares	2,649,559	2,752,644	2,306,577
Workforce reduction	4.00%	4.00%
Restructuring plan	$ 856	$ 1,172
Cumulative expenses	2,235	2,843	$ 19,375
Inventories [Member]
Significant Accounting Policies [Line Items]
Inventory write off	1,026	789	11,009
Restructuring Plans [Member]
Significant Accounting Policies [Line Items]
Cumulative expenses	$ 24,453	$ 24,453	$ 24,453
Customer Concentration Risk [Member] | Independent Distributor [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Distributors accounted revenues	11.00%	9.00%	13.00%
Restructuring [Member]
Significant Accounting Policies [Line Items]
Inventory write off	$ 1,026	$ 789	$ 11,009
Manufacturing Facility [Member]
Significant Accounting Policies [Line Items]
Internal use software	25 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life of the equipment on lease	7 years
Amortized over a benefit period	5 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Amortized over a benefit period	4 years